General (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
General [Line Items]
Percentage of net sales	12.00%
Percentage rate	6.00%
Minimum amount (in Dollars)	$ 5
Number of operating segments	2
Subsidiary ownership interest, percentage	74.00%
FIMI Opportunity Funds [Member]
General [Line Items]
Ownership percentage	38.00%